Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Proceeds from sale of investments	$ 0		$ 0	$ 0	$ 0
Assets held for sale	4.6		4.7	3.6
Impairment charge of asset held for sale		0.9	3.2	1.0	7.8
Minimum [Member]
Derivatives, Fair Value [Line Items]
Contract term for exchange contracts	3 months		3 months
Maximum [Member]
Derivatives, Fair Value [Line Items]
Contract term for exchange contracts	12 months		12 months
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Notional amount of foreign currency exchange contracts	$ 3.6		$ 2.2	$ 0.7
Nickel Futures or Option Contracts [Member]
Derivatives, Fair Value [Line Items]
Commodity notional value	97		131	182
Hot Roll Steel Coil Option [Member]
Derivatives, Fair Value [Line Items]
Commodity notional value	3,180		4,600	1,300
Aluminum Price Swaps [Member]
Derivatives, Fair Value [Line Items]
Commodity notional value	50		195	80